Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Item 402(v) of Regulation
S-K,
we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last three completed fiscal years. The table below summarizes compensation values both previously reported in our Summary Compensation Table, as well as the adjusted values required in this section for the applicable years. Note that for our Named Executive Officers (each an “NEO”) other than our CEO, compensation is reported as an average.

Year	Summary Compensation Table Total Compensation for CEO(1)	Compensation Actually Paid to CEO(1)(2)	Average Summary Compensation Table Total Compensation for Other NEOs(1)	Average Compensation Actually Paid to Other NEOs(1)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions)	Company- Selected Performance Measure - Adjusted EBITDA (millions)
					Company Cumulative TSR	Peer Group Cumulative TSR(3)
2023	$12,975,182	$8,587,206	$3,749,384	$2,715,582	$83.44	$110.57	$993	$1,001
2022	$13,071,897	$22,507,848	$3,860,049	$6,094,879	$85.00	$103.26	$155	$679
2021	$11,325,137	$7,852,882	$3,136,479	$2,314,099	$54.58	$63.54	-$250	$229
2020	$11,035,255	-$191,686	$2,812,420	$275,683	$55.07	$56.61	-$2,542	$350

(1)
The CEO in each of 2023, 2022, 2021 and 2020 is Williams. Other NEOs included in average compensation calculations disclosed for 2023, 2022 and 2021 include: Bayardo, Joseph, Rovig, Shelton. Other NEOs included in average compensation calculations disclosed for 2020 include: Bayardo, Rovig, Weinstock, Duff. (2) To calculate Compensation Actually Paid (“CAP”), the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:

CEO SCT Total to CAP Reconciliation

Compensation Element	2023
Total Comp as Reported in SCT	$12,975,182
Pension/NQDC as Reported in SCT	-$18,678
Stock Awards as Reported in SCT	-$8,122,845
Option Awards as Reported in SCT	-$2,245,359
Pension Value for Current Year	$0
Adjusted Equity Values and Accrued Dividends*	$5,998,906
Compensation Actually Paid (CAP)	$8,587,206

*	Adjusted Equity Values and Accrued Dividends represents the year-over-year change in the fair value of equity wards to our CEO, as itemized in the table below.

Equity Award Detail	2023
Change in fair value from end of prior fiscal year to vesting date for previously granted awards - vested during the year	$478,796
Change in fair value from end of prior fiscal year to end of current fiscal year for previously granted awards - unvested at year end	-$3,528,558
Fair value of equity awards at fiscal year end for current year equity grants	$8,881,945
Dividends paid on unvested equity not otherwise included in total compensation for the covered fiscal year	$166,723
Total Equity Adjustments	$5,998,906
Average other NEO SCT Total to CAP Reconciliation

	2023
Compensation Element	Bayardo	Joseph	Rovig	Shelton
Total Comp as Reported in SCT	$4,730,824	$3,391,793	$3,470,302	$3,404,618
Pension/NQDC as Reported in SCT	$0	$0	$0	$0
Stock Awards as Reported in SCT	-$2,527,097	-$1,714,818	-$1,714,818	-$1,714,818
Option Awards as Reported in SCT	-$698,558	-$474,021	-$474,021	-$474,021
Pension Value for Current Year	$0	$0	$0	$0
Adjusted Equity Values and Accrued Dividends**	$1,852,531	$1,268,144	$1,268,144	$1,268,144
Compensation Actually Paid (CAP)	$3,357,700	$2,471,098	$2,549,607	$2,483,923
Average other NEO CAP	$2,715,582

**	Adjusted Equity Values and Accrued Dividends represents the average year-over-year change in the fair value of equity wards to our NEOs other than our CEO, as itemized in the table below.

Equity Award Detail	2023
Change in fair value from end of prior fiscal year to vesting date for previously granted awards - vested during the year	$113,398
Change in fair value from end of prior fiscal year to end of current fiscal year for previously granted awards - unvested at year end	-$835,722
Fair value of equity awards at fiscal year end for current year equity grants	$2,097,123
Dividends paid on unvested equity not otherwise included in total compensation for the covered fiscal year	$39,442
Total Equity Adjustments	$1,414,241

(3)	The peer group used for total shareholder return is SPSIOS, the S&P Oil & Gas Equipment Select Industry Index.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The CEO in each of 2023, 2022, 2021 and 2020 is Williams. Other NEOs included in average compensation calculations disclosed for 2023, 2022 and 2021 include: Bayardo, Joseph, Rovig, Shelton. Other NEOs included in average compensation calculations disclosed for 2020 include: Bayardo, Rovig, Weinstock, Duff.
Peer Group Issuers, Footnote	The peer group used for total shareholder return is SPSIOS, the S&P Oil & Gas Equipment Select Industry Index.
PEO Total Compensation Amount	$ 12,975,182	$ 13,071,897	$ 11,325,137	$ 11,035,255
PEO Actually Paid Compensation Amount	$ 8,587,206	22,507,848	7,852,882	(191,686)
Adjustment To PEO Compensation, Footnote	(2) To calculate Compensation Actually Paid (“CAP”), the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:
CEO SCT Total to CAP Reconciliation

Compensation Element	2023
Total Comp as Reported in SCT	$12,975,182
Pension/NQDC as Reported in SCT	-$18,678
Stock Awards as Reported in SCT	-$8,122,845
Option Awards as Reported in SCT	-$2,245,359
Pension Value for Current Year	$0
Adjusted Equity Values and Accrued Dividends*	$5,998,906
Compensation Actually Paid (CAP)	$8,587,206

*	Adjusted Equity Values and Accrued Dividends represents the year-over-year change in the fair value of equity wards to our CEO, as itemized in the table below.

Equity Award Detail	2023
Change in fair value from end of prior fiscal year to vesting date for previously granted awards - vested during the year	$478,796
Change in fair value from end of prior fiscal year to end of current fiscal year for previously granted awards - unvested at year end	-$3,528,558
Fair value of equity awards at fiscal year end for current year equity grants	$8,881,945
Dividends paid on unvested equity not otherwise included in total compensation for the covered fiscal year	$166,723
Total Equity Adjustments	$5,998,906

Non-PEO NEO Average Total Compensation Amount	$ 3,749,384	3,860,049	3,136,479	2,812,420
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,715,582	6,094,879	2,314,099	275,683
Adjustment to Non-PEO NEO Compensation Footnote	(2) To calculate Compensation Actually Paid (“CAP”), the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:
Average other NEO SCT Total to CAP Reconciliation

	2023
Compensation Element	Bayardo	Joseph	Rovig	Shelton
Total Comp as Reported in SCT	$4,730,824	$3,391,793	$3,470,302	$3,404,618
Pension/NQDC as Reported in SCT	$0	$0	$0	$0
Stock Awards as Reported in SCT	-$2,527,097	-$1,714,818	-$1,714,818	-$1,714,818
Option Awards as Reported in SCT	-$698,558	-$474,021	-$474,021	-$474,021
Pension Value for Current Year	$0	$0	$0	$0
Adjusted Equity Values and Accrued Dividends**	$1,852,531	$1,268,144	$1,268,144	$1,268,144
Compensation Actually Paid (CAP)	$3,357,700	$2,471,098	$2,549,607	$2,483,923
Average other NEO CAP	$2,715,582

**	Adjusted Equity Values and Accrued Dividends represents the average year-over-year change in the fair value of equity wards to our NEOs other than our CEO, as itemized in the table below.

Equity Award Detail	2023
Change in fair value from end of prior fiscal year to vesting date for previously granted awards - vested during the year	$113,398
Change in fair value from end of prior fiscal year to end of current fiscal year for previously granted awards - unvested at year end	-$835,722
Fair value of equity awards at fiscal year end for current year equity grants	$2,097,123
Dividends paid on unvested equity not otherwise included in total compensation for the covered fiscal year	$39,442
Total Equity Adjustments	$1,414,241

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Pay Versus Performance Narrative
The following table identifies the four most important financial performance measures used by our Compensation Committee to link the compensation actually paid (“CAP”) to our CEO and other NEOs in 2023.

Financial Performance Measures
Adjusted EBITDA
Energy Transition Revenue
Relative TSR
NVA (NOV Value Added)

Total Shareholder Return Amount	$ 83.44	85	54.58	55.07
Peer Group Total Shareholder Return Amount	110.57	103.26	63.54	56.61
Net Income (Loss)	$ 993,000,000	$ 155,000,000	$ (250,000,000)	$ (2,542,000,000)
Company Selected Measure Amount	1,001,000,000	679,000,000	229,000,000	350,000,000
Adjustment to Compensation, Amount	$ 2,715,582
PEO Name	Williams
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Energy Transition Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name	NVA (NOV Value Added)
Pension NQDC as Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (18,678)
Stock Awards as Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,122,845)
Option Awards as Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,245,359)
Pension Value for Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Adjusted Equity Values And Accrued Dividends [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,998,906
Bayardo [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	4,730,824
Non-PEO NEO Average Compensation Actually Paid Amount	3,357,700
Bayardo [Member] | Pension NQDC as Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Bayardo [Member] | Stock Awards as Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,527,097)
Bayardo [Member] | Option Awards as Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(698,558)
Bayardo [Member] | Pension Value for Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Bayardo [Member] | Adjusted Equity Values And Accrued Dividends [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,852,531
Joseph [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	3,391,793
Non-PEO NEO Average Compensation Actually Paid Amount	2,471,098
Joseph [Member] | Pension NQDC as Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Joseph [Member] | Stock Awards as Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,714,818)
Joseph [Member] | Option Awards as Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(474,021)
Joseph [Member] | Pension Value for Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Joseph [Member] | Adjusted Equity Values And Accrued Dividends [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,268,144
Rovig [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	3,470,302
Non-PEO NEO Average Compensation Actually Paid Amount	2,549,607
Rovig [Member] | Pension NQDC as Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Rovig [Member] | Stock Awards as Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,714,818)
Rovig [Member] | Option Awards as Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(474,021)
Rovig [Member] | Pension Value for Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Rovig [Member] | Adjusted Equity Values And Accrued Dividends [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,268,144
Shelton [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	3,404,618
Non-PEO NEO Average Compensation Actually Paid Amount	2,483,923
Shelton [Member] | Pension NQDC as Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Shelton [Member] | Stock Awards as Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,714,818)
Shelton [Member] | Option Awards as Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(474,021)
Shelton [Member] | Pension Value for Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Shelton [Member] | Adjusted Equity Values And Accrued Dividends [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,268,144
PEO | Change In Fair Value From End Of Prior Fiscal Year To Vesting Date For Previously Granted Awards Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	478,796
PEO | Change In Fair Value From End Of Prior Fiscal Year To End Of Current Fiscal Year For Previously Granted Awards Unvested At Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,528,558)
PEO | Fair Value Of Equity Awards At Fiscal Year End For Current Year Equity Grants [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,881,945
PEO | Dividends Paid On Unvested Equity Not Otherwise Included In Total Compensation For The Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	166,723
PEO | Total Equity Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,998,906
Non-PEO NEO | Change In Fair Value From End Of Prior Fiscal Year To Vesting Date For Previously Granted Awards Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	113,398
Non-PEO NEO | Change In Fair Value From End Of Prior Fiscal Year To End Of Current Fiscal Year For Previously Granted Awards Unvested At Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(835,722)
Non-PEO NEO | Fair Value Of Equity Awards At Fiscal Year End For Current Year Equity Grants [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,097,123
Non-PEO NEO | Dividends Paid On Unvested Equity Not Otherwise Included In Total Compensation For The Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	39,442
Non-PEO NEO | Total Equity Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,414,241